Major Commitments and Contingencies (Contingencies) (Details) - Personal Injury and Other Claims Provision [Member] - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Canada [Member]
Loss Contingency [Abstract]
Increase (decrease) to personal injury and other claims provision pursuant to the results of external actuarial studies	$ (13)	$ (7)	$ 4
Loss Contingency Accrual [Roll Forward]
Beginning of year	207	207	183
Accruals and other	31	29	52
Payments	(32)	(29)	(28)
End of year	206	207	207
Current portion - End of year	68	55	60
U.S. [Member]
Loss Contingency [Abstract]
Increase (decrease) to personal injury and other claims provision pursuant to the results of external actuarial studies	(10)	2	13
Loss Contingency Accrual [Roll Forward]
Beginning of year	145	139	116
Accruals and other	28	44	41
Payments	(29)	(31)	(28)
Foreign exchange	(3)	(7)	10
End of year	141	145	139
Current portion - End of year	$ 41	$ 36	$ 37